GENERAL - Difference in the transaction (Details) - Mitratel Rp in Billions	Dec. 02, 2024 IDR (Rp)
Share capital
Consideration paid	Rp 650
Book value of UMT's equity at the acquisition date	(91)
Difference in value of restructuring transactions of entites under common control	Rp 559